Capital structure, Share Capital, Movement in Issued Capital (Details) $ in Thousands		12 Months Ended
		Jun. 30, 2022 AUD ($) Vote shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 AUD ($) shares
Reconciliation of movement [Abstract]
Balance at the beginning of the financial year (in shares)		1,896,676,204	1,680,202,466	1,474,983,509
Balance at the beginning of the financial year | $		$ 230,730	$ 153,290	$ 113,013
Ordinary shares (in shares)		145,862,742	210,526,316	200,000,000
Ordinary shares | $		$ 95,584	$ 80,000	$ 40,000
Ordinary shares non-cash (in shares)		0	2,766,272	0
Ordinary shares non-cash | $		$ 0	$ 374	$ 0
Exercise of unlisted options (in shares)	[1]	40,500,000	0	3,750,000
Exercise of unlisted options | $	[1]	$ 12,517	$ 0	$ 1,654
Performance rights vested (in shares)	[2]	8,260,474	3,181,150	1,468,957
Performance rights vested | $	[2]	$ 1,360	$ 581	$ 422
Share issue costs | $		$ (2,697)	$ (3,515)	$ (1,799)
Balance at the end of the financial period (in shares)		2,091,299,420	1,896,676,204	1,680,202,466
Balance at the end of the financial period | $		$ 337,494	$ 230,730	$ 153,290
Number of votes by member or proxy | Vote		1
Number of votes per share | Vote		1
Equity Incentive Plan [Member]
Reconciliation of movement [Abstract]
Performance rights vested (in shares)			2,694,725
Performance Rights Plan [Member]
Reconciliation of movement [Abstract]
Performance rights vested (in shares)			486,425

[1]	Value of unlisted options exercised equals the sum of the exercise price received plus the fair value transferred from the equity compensation reserve
[2]	Ordinary shares issued to employees upon vesting of performance rights